                       STREETTRACKS(R) INDEX SHARES FUNDS

               STREETTRACKS(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF
             STREETTRACKS(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF

  SUPPLEMENT DATED DECEMBER 11, 2006 TO THE PROSPECTUS DATED NOVEMBER 8, 2006

Investors are advised that the first sentence of the first paragraph under "Purchase and Redemption of Creation Units" on page 25 is hereby replaced with the following:

      Each Fund issues Shares and redeems Shares only in Creation Units at their respective net asset values on a continuous basis only on a day the NYSE is open for business, in Creation Unit sizes as follows:

streetTRACKS(R) Russell/      200,000 Shares per Creation
  Nomura PRIME(TM)            Unit
  Japan ETF
streetTRACKS(R) Russell/      50,000 Shares per Creation
  Nomura Small Cap(TM)        Unit
  Japan ETF

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       STREETTRACKS(R) INDEX SHARES FUNDS

                       Supplement dated December 11, 2006
                     to Statement of Additional Information
               dated January 27, 2006, as amended November 8, 2006


1. Investors are advised that the last sentence of the third paragraph under "General Description of the Trust" on page 3 is hereby replaced with the following:

              A Creation Unit of each Fund consists of 50,000 Shares or other aggregation thereof as further set forth in each Fund's Prospectus.

2. Investors are advised that the first sentence of the second paragraph under "Creation and Redemption of Creation Units -- Procedures for Creation of Creation Units" on page 24 is hereby replaced with the following:

              All orders to purchase Shares directly from a Fund must be placed for one or more Creation Unit size aggregations of Shares (50,000 Shares or other aggregation thereof as further set forth in each Fund's Prospectus) and in the manner set forth in the Participant Agreement. In the case of custom orders, the order must be received by the Principal Underwriter no later than the times set forth in the Participant Agreement.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE